Capital Stock - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	$ 14.3	$ 12.7	$ 31.4	$ 34.2	$ 62.5		$ 73.4		$ 70.2
Corporate allocation of share-based compensation	0.0	4.5	10.8	12.1
Share-based payment arrangement, total	14.3	17.2	42.2	46.3	54.8	[1]	69.2	[1]	70.2	[1]
Impact of accelerated vesting on equity awards	0.0	6.8	4.7	7.3	$ 7.7	[2]	$ 4.2	[2]	$ 0.0	[2]
Total share-based compensation expense	14.3	24.0	46.9	53.6
Stock options
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	0.2	0.4	0.6	1.4
Restricted share units and other share-based compensation
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	13.9	12.2	30.3	32.6
Share appreciation rights
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	$ 0.2	$ 0.1	$ 0.5	$ 0.2

[1]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.